CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Current assets:
Cash and cash equivalents	$ 13,942	$ 9,474
Short-term investments	2,187	1,975
Accounts receivable, net	11,721	9,889
Short-term financing receivables, net	3,919	3,222
Inventories, net	2,678	2,538
Other current assets	5,881	4,807
Total current assets	40,328	31,905
Property, plant, and equipment, net	5,390	5,653
Long-term investments	4,163	3,802
Long-term financing receivables, net	3,724	2,651
Goodwill	39,920	38,910
Intangible assets, net	28,265	35,053
Other non-current assets	2,403	1,698
Total assets	124,193	119,672
Current liabilities:
Short-term debt	7,873	6,329
Accounts payable	18,334	14,422
Accrued and other	8,026	7,406
Short-term deferred revenue	11,606	10,012
Total current liabilities	45,839	38,169
Long-term debt	43,998	43,061
Long-term deferred revenue	9,210	7,803
Other non-current liabilities	7,277	9,830
Total liabilities	106,324	98,863
Commitments and contingencies (Note 13)
Redeemable shares	384	231
Stockholders' equity:
Common stock and capital in excess of $.01 par value (Note 18)	19,889	20,199
Treasury stock at cost	(1,440)	(752)
Accumulated deficit	(6,860)	(4,095)
Accumulated other comprehensive income (loss)	130	(595)
Total Dell Technologies Inc. stockholders’ equity	11,719	14,757
Non-controlling interests	5,766	5,821
Total stockholders' equity	17,485	20,578
Total liabilities, redeemable shares, and stockholders' equity	$ 124,193	$ 119,672